ORGANIZATION AND BASIS OF PRESENTATION - Financial information of Company's VIE and VIES's subsidiaries and kindergartens (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	$ 104,084	$ 158,691
Prepaid expenses and other current assets	11,243	9,541
Total current assets	121,596	172,808
Total assets	243,455	229,738
Total current liabilities	108,339	97,022
Total liabilities	128,487	124,444
Total net revenues	156,498	140,803	$ 108,513
Net income (loss)	(1,713)	6,541	5,887
Net cash provided by (used in) operating activities	828	25,099	35,053
Net cash used in investing activities	(51,735)	(8,655)	(12,122)
Net cash provided by financing activities	(756)	92,496	1,422
VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	41,133	64,626
Prepaid expenses and other current assets	11,101	9,392
Total current assets	58,503	78,594
Total assets	157,834	133,897
Total current liabilities	101,966	92,537
Total liabilities	120,766	118,068
Total net revenues	155,946	140,012	107,747
Net income (loss)	14,610	17,925	7,378
Net cash provided by (used in) operating activities	(2,159)	25,453	32,181
Net cash used in investing activities	(18,866)	(7,573)	(12,119)
Net cash provided by financing activities	436	381	1,422
Effects of exchange rate changes	(2,701)	3,609	$ (2,572)
VIE's obligations
Consolidated VIE's assets that are collateral for the VIE's obligations	$ 0	$ 0